                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE EMERGING MARKETS FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122.

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE EMERGING MARKETS FUND as of June 30, 2004
INVESTMENT UPDATE

[PHOTO OF HON. JACOB REES-MOGG]

HON. JACOB REES-MOGG
PORTFOLIO MANAGER

MANAGEMENT DISCUSSION

- During the first half of 2004, global emerging markets experienced a dramatic slowdown from the previous year's strong returns. This change of investor sentiment reflected an anticipation of rising global interest rates, governmental efforts to slow growth in China, and volatile commodity prices.

- Volatility in the emerging markets sector began early in the year, as investors began to take profits from the large gains of 2003. As the period progressed, it became clear that interest rates in the U.S. and abroad were moving higher, which could slow global economic growth. Concerns about higher global interest rates were reflected in the underperformance of emerging markets stocks during the latter months of the period.

- In China, governmental efforts to slow the economy were generally successful, reducing growth in a deliberate, controlled way, without overly disrupting the economy. However, these measures have caused the prices of commodities, of which China is a significant importer, to become more volatile. Because many emerging markets countries are commodity exporters, the increased instability of commodity prices has also had a dampening effect on equity returns.

- We maintained a somewhat defensive focus, as we anticipated that markets would likely become more volatile in 2004. However, our increase of the Portfolio's banking stocks hurt returns because bank stocks declined when global interest rates increased. We also held a significant weighting in consumer stocks, which were also negatively affected by rising borrowing costs.

- The Portfolio increased its holdings of telecommunications stocks, which helped performance during the period. Telecommunications, especially wireless, has seen significant growth due to continued innovations of mobile handsets and the proliferation of mobile phones around the world. With new features being added on a regular basis, such as cameras and email, the wireless phone industry has seen significant growth in the past year.

THE FUND

   PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -3.66% during the six months ended June 30, 2004.(1) This return resulted from a decrease in net asset value (NAV) per share to $16.18 on June 30, 2004, from $16.81 on December 31, 2003, and the reinvestment of $0.015 per share in dividend income.

- The Fund's Class B shares had a total return of -3.89% during the six months ended June 30, 2004.(1) This return resulted from a decrease in NAV per share to $15.57 on June 30, 2004 from $16.20 on December 31, 2003.

- For comparison, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(2) returned -0.97% for the six months ended June 30, 2004.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND LLOYD GEORGE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
AS OF JUNE 30, 2004

PERFORMANCE(3)                                             CLASS A         CLASS B
----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                     24.97%          24.26%
Five Years                                                    8.79            8.12
Life of Fund+                                                 5.85            5.21

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                     17.79%          19.26%
Five Years                                                    7.50            7.82
Life of Fund+                                                 5.20            5.21

+Inception dates: Class A: 12/8/94; Class B: 11/30/94

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED.
(2)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(3) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE; FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. CLASS A SHARES REDEEMED OR EXCHANGED WITHIN THREE MONTHS OF THE SETTLEMENT OF THE PURCHASE ARE SUBJECT TO A 1% REDEMPTION FEE.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED.INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FUND PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG STOCK MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF STOCKS HELD DURING THESE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE EMERGING MARKETS FUND as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investment in Emerging Markets Portfolio, at value
   (identified cost, $33,605,352)                                            $ 39,459,970
Receivable for Fund shares sold                                                    58,376
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TOTAL ASSETS                                                                 $ 39,518,346
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LIABILITIES

Payable for Fund shares redeemed                                             $     22,048
Payable to affiliate for Trustees' fees                                                49
Payable to affiliate for distribution and service fees                                 30
Accrued expenses                                                                   15,125
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TOTAL LIABILITIES                                                            $     37,252
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NET ASSETS                                                                   $ 39,481,094
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SOURCES OF NET ASSETS

Paid-in capital                                                              $ 32,288,069
Accumulated undistributed net realized gain from Portfolio (computed on
   the basis of identified cost)                                                1,402,773
Accumulated net investment loss                                                   (64,367)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                             5,854,619
-----------------------------------------------------------------------------------------
TOTAL                                                                        $ 39,481,094
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CLASS A SHARES

NET ASSETS                                                                   $ 29,215,971
SHARES OUTSTANDING                                                              1,805,591
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)         $      16.18
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $16.18)                                          $      17.17
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CLASS B SHARES

NET ASSETS                                                                   $ 10,265,123
SHARES OUTSTANDING                                                                659,184
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)         $      15.57
-----------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $74,884)       $     613,918
Interest allocated from Portfolio                                                4,079
Expenses allocated from Portfolio                                             (302,425)
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NET INVESTMENT INCOME FROM PORTFOLIO                                     $     315,572
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EXPENSES

Management fee                                                           $      49,479
Trustees' fees and expenses                                                         93
Distribution and service fees
   Class A                                                                      70,401
   Class B                                                                      57,115
Transfer and dividend disbursing agent fees                                     40,114
Registration fees                                                               24,122
Legal and accounting services                                                    7,303
Printing and postage                                                             5,460
Custodian fee                                                                    4,186
Miscellaneous                                                                    1,822
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TOTAL EXPENSES                                                           $     260,095
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NET INVESTMENT INCOME                                                    $      55,477
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REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $   3,035,103
   Foreign currency transactions                                               (22,384)
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NET REALIZED GAIN                                                        $   3,012,719
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Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $  (4,837,986)
   Foreign currency                                                               (988)
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NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $  (4,838,974)
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NET REALIZED AND UNREALIZED LOSS                                         $  (1,826,255)
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NET DECREASE IN NET ASSETS FROM OPERATIONS                               $  (1,770,778)
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                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
INCREASE (DECREASE)                                       JUNE 30, 2004      YEAR ENDED
IN NET ASSETS                                             (UNAUDITED)        DECEMBER 31, 2003
----------------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                               $     55,477        $    (21,456)
   Net realized gain from investment
      and foreign currency transactions                          3,012,719           1,467,470
   Net change in unrealized
      appreciation (depreciation)
      from investments and foreign currency                     (4,838,974)          8,541,366
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ (1,770,778)       $  9,987,380
----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                 $    (27,498)       $         --
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           $    (27,498)       $         --
----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                 $ 10,166,696        $ 15,947,081
      Class B                                                    2,487,096           3,519,853
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                       24,005                  --
   Cost of shares redeemed
      Class A                                                   (5,407,797)         (8,312,174)
      Class B                                                   (2,207,572)         (2,199,113)
   Redemptions fees*                                                 3,487              18,189
   Net asset value of shares exchanged
      Class A                                                    1,060,587                  --
      Class B                                                   (1,060,587)                 --
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NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                         $  5,065,915        $  8,973,836
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                    $  3,267,639        $ 18,961,216
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NET ASSETS

At beginning of period                                        $ 36,213,455        $ 17,252,239
----------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $ 39,481,094        $ 36,213,455
----------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                              $    (64,367)       $    (92,346)
----------------------------------------------------------------------------------------------

* Certain prior year amounts have been reclassified to conform to the current year presentation.

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                          ----------------------------------------------------------------------
                                          SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004     ----------------------------------------------------
                                          (UNAUDITED)         2003       2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $ 16.810       $ 11.510   $ 10.850   $ 10.930   $ 14.680   $  8.060
----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                 $  0.039       $  0.002   $ (0.079)  $ (0.048)  $ (0.268)  $ (0.112)
Net realized and unrealized gain (loss)        (0.654)         5.282      0.723     (0.032)    (3.482)     6.732
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $ (0.615)      $  5.284   $  0.644   $ (0.080)  $ (3.750)  $  6.620
----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                   $ (0.015)      $     --   $     --   $     --   $     --   $     --
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $ (0.015)      $     --   $     --   $     --   $     --   $     --
----------------------------------------------------------------------------------------------------------------

REDEMPTIONS FEES                             $     --(3)    $  0.016   $  0.016   $     --   $     --   $     --
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $ 16.180       $ 16.810   $ 11.510   $ 10.850   $ 10.930   $ 14.680
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                 (3.66)%        46.05%      6.08%     (0.73)%   (25.54)%    82.13%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)    $ 29,216       $ 24,744   $ 10,343   $  4,136   $  3,511   $  4,482
Ratios (As a percentage of average daily
  net assets):
   Net expenses(2)                               2.70%(4)       2.86%      2.95%      3.23%      3.26%      3.02%
   Net expenses after custodian fee
     reduction(2)                                2.70%(4)       2.86%      2.95%      2.95%      2.92%      2.95%
   Net investment income (loss)                  0.47%(4)       0.07%     (0.99)%    (0.46)%    (2.12)%    (1.02)%
Portfolio Turnover of the Portfolio                28%            58%        76%       125%        65%        95%
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and
   the Portfolio may reflect a voluntary
   reduction of the investment adviser fee
   and/or administration fee, a voluntary
   allocation of expenses to the
   Investment Adviser and/or Manager, or
   both. Had such actions not been taken,
   the ratios and net investment income
   (loss) per share would have been as
   follows:
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                  2.89%          3.44%      3.59%       3.35%     4.70%
   Expenses after custodian fee reduction(2)                    2.89%          3.44%      3.31%       3.01%     4.63%
   Net investment income (loss)                                 0.04%         (1.48)%    (0.82)%    (2.21)%    (2.70)%
Net investment income (loss) per share                      $  0.001       $ (0.118)  $ (0.086)  $ (0.279)  $ (0.296)
----------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Amount represents less than $0.005 per share.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          CLASS B
                                          ----------------------------------------------------------------------
                                          SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004     ----------------------------------------------------
                                          (UNAUDITED)         2003       2002       2001       2000       1999
Net asset value -- Beginning of period       $ 16.200       $ 11.160   $ 10.610   $ 10.730   $ 14.510   $  7.990
----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                          $ (0.024)      $ (0.042)  $ (0.143)  $ (0.129)  $ (0.347)  $ (0.159)
Net realized and unrealized gain (loss)        (0.606)         5.082      0.693      0.009     (3.433)     6.679
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $ (0.630)      $  5.040   $  0.550   $ (0.120)  $ (3.780)  $  6.520
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $ 15.570       $ 16.200   $ 11.160   $ 10.610   $ 10.730   $ 14.510
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                 (3.89)%        45.16%      5.18%     (1.12)%   (26.05)%    81.60%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)    $ 10,265       $ 11,469   $  6,909   $  4,605   $  5,590   $  6,866
Ratios (As a percentage of average daily
  net assets):
   Net expenses(2)                               3.20%(3)       3.36%      3.45%      3.73%      3.75%      3.47%
   Net expenses after custodian fee
     reduction(2)                                3.20%(3)       3.36%      3.45%      3.45%      3.41%      3.40%
   Net investment loss                          (0.18)%(3)     (0.41)%    (1.48)%    (0.97)%    (2.60)%    (1.59)%
Portfolio Turnover of the Portfolio                28%            58%        76%       125%        65%        95%
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and
   the Portfolio may reflect a voluntary
   reduction of the investment adviser fee
   and/or administration fee, a voluntary
   allocation of expenses to the
   Investment Adviser and/or Manager, or
   both. Had such actions not been taken,
   the ratios and net investment loss per
   share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                  3.39%      3.97%      4.09%      3.84%      5.15%
   Expenses after custodian fee reduction(2)                    3.39%      3.97%      3.81%      3.50%      5.08%
   Net investment loss                                         (0.44)%    (2.00)%    (1.33)%    (2.69)%    (3.27)%
Net investment loss per share                               $ (0.045)  $ (0.193)  $ (0.177)  $ (0.359)  $ (0.327)
----------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes had a capital loss carryover of $1,723,385 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $879,168, $410,083 and $434,134 expires on December 31, 2007, 2009 and 2010, respectively.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize their pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund's pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

   E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G REDEMPTION FEES -- Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                        SIX MONTHS ENDED
                                        JUNE 30, 2004      YEAR ENDED
   CLASS A                              (UNAUDITED)        DECEMBER 31, 2003
   -------------------------------------------------------------------------
   Sales                                         593,838           1,219,073
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                1,515                  --
   Redemptions                                  (322,620)           (645,772)
   Exchange from Class B shares                   60,774                  --
   -------------------------------------------------------------------------
   NET INCREASE                                  333,507             573,301
   -------------------------------------------------------------------------

                                        SIX MONTHS ENDED
                                        JUNE 30, 2004      YEAR ENDED
   CLASS B                              (UNAUDITED)        DECEMBER 31, 2003
   -------------------------------------------------------------------------
   Sales                                         150,140             262,868
   Redemptions                                  (135,613)           (173,914)
   Exchange to Class A shares                    (63,108)                 --
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                       (48,581)             88,954
   -------------------------------------------------------------------------

   For the six months ended June 30, 2004, the Fund received $3,487 in redemption fees on Class A shares.

4  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 2004, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $49,479. Except as to Trustees of the Fund who are not members of EVM's and Lloyd George Management (Bermuda) Limited's (LGM) (the Adviser) organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to LGM and to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $2,909 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $13,797 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

5  DISTRIBUTION PLANS

   The Fund has in effect distribution plans for Class A (Class A Plan) and for Class B (Class B Plan), (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments attributable to Class B shares during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $53,489 and $42,836 for Class A and Class B shares, respectively, to EVD for the six months ended June 30, 2004, representing 0.38% and 0.75% (annualized) of average daily net assets for Class A and Class B shares, respectively. At June 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $347,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. The Fund paid or accrued service fees to EVD for the six months ended June 30, 2004 in the amounts of $16,912 and $14,279 for Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under other certain limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $300 and $16,000 of CDSC paid by shareholders for Class A and Class B shares, respectively, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $13,868,288 and $9,063,375, respectively, for the six months ended June 30, 2004.

EMERGING MARKETS PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 89.1%

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
AIRLINES -- 1.8%

Grupo Aeroportuario del Sureste S.A. de C.V. ADR            38,000   $    703,000
Airport concessionaire
---------------------------------------------------------------------------------
                                                                     $    703,000
---------------------------------------------------------------------------------

AUTOMOTIVE -- 4.3%

Hyundai Mobis                                               19,050   $    845,751
Automobile parts manufacturer
Tata Engineering and Locomotive Co. Ltd. GDR               101,382        849,581
Indian auto producer and distributor
---------------------------------------------------------------------------------
                                                                     $  1,695,332
---------------------------------------------------------------------------------

BANKS AND MONEY SERVICES -- 22.8%

ABSA Group Ltd.                                             31,315   $    257,083
South African bank
Bank Mandiri(1)                                          7,133,500        891,450
Indonesian bank
First Financial Holding Co. Ltd.(1)                      1,273,000        923,341
Taiwanese bank
Grupo Financiero Banorte DA de CV                          212,550        751,748
Banking, financial and investment services in Mexico
Hansabank Ltd.                                             164,000      1,376,761
Financial institution in the Baltic States
Kookmin Bank(1)                                             23,290        723,592
Korean bank
Public Bank Berhad                                         448,100        778,279
Banking services, financial services
Standard Bank Group Ltd.                                   229,800      1,590,631
South African bank
Taishin Financial Holdings Co. Ltd.                      1,107,000        911,531
Taiwanese bank
Turkiye IS Bankasi                                     223,380,000        812,837
Turkish retail bank
---------------------------------------------------------------------------------
                                                                     $  9,017,253
---------------------------------------------------------------------------------

CEMENT -- 2.8%

Siam Cement, Public Company Ltd.                           186,000   $  1,110,040
Thailand cement company with paper and
petrochemical interests
---------------------------------------------------------------------------------
                                                                     $  1,110,040
---------------------------------------------------------------------------------

CHEMICALS -- 3.9%

Nan Ya Plastics Corp.                                      598,900   $    788,682
Producer of PVC/non-PVC secondary processed goods,
polyester fibers , PCB's and CCLs
Reliance Industries Ltd. GDR(2)                             36,900        740,768
A major player in the Indian oil and gas sector
---------------------------------------------------------------------------------
                                                                     $  1,529,450
---------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 2.0%

Daelim Industrial Co.                                       25,700   $    805,141
Civil engineering and petrochemical company
---------------------------------------------------------------------------------
                                                                     $    805,141
---------------------------------------------------------------------------------

HOME FURNISHINGS -- 2.1%

Steinhoff International Holdings Ltd.                      608,662   $    818,114
South African manufacturer and distributor of
household furniture
---------------------------------------------------------------------------------
                                                                     $    818,114
---------------------------------------------------------------------------------

INSURANCE -- 5.4%

China Insurance International Holdings Co. Ltd.          2,274,000   $  1,005,834
China Insurance focuses on reinsurance and
insurance brokerage business
Samsung Fire & Marine Insurance Co., Ltd.                   17,450      1,116,015
Korean non-life insurance company
---------------------------------------------------------------------------------
                                                                     $  2,121,849
---------------------------------------------------------------------------------

LEISURE AND TOURISM -- 1.8%

Genting Berhad                                             174,200   $    701,384
Tourism/Gaming company
---------------------------------------------------------------------------------
                                                                     $    701,384
---------------------------------------------------------------------------------

MINING -- 3.1%

AngloGold Ashanti Ltd.                                      17,490   $    570,091
Gold producer
Gold Fields Ltd.                                            60,704        638,187
South African gold producer
---------------------------------------------------------------------------------
                                                                     $  1,208,278
---------------------------------------------------------------------------------

OFFICE AUTOMATION AND EQUIPMENT -- 1.3%

Sindo Ricoh Co.                                             10,180   $    502,172
Manufacturer of photocopiers and other office equipment
---------------------------------------------------------------------------------
                                                                     $    502,172
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
OIL AND GAS - EQUIPMENT AND SERVICES -- 2.7%

Lukoil Oil., ADR                                            10,326   $  1,086,295
Russian oil producer
---------------------------------------------------------------------------------
                                                                     $  1,086,295
---------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 3.1%

CNOOC Ltd.                                               2,410,000   $  1,019,642
Explores, develops and produces crude oil and
natural gas in China
Teton Petroleum Co.(1)(3)(4)                                88,106        215,860
Russian oil exploration and production company
---------------------------------------------------------------------------------
                                                                     $  1,235,502
---------------------------------------------------------------------------------

OIL COMPANIES - INTEGRATED -- 5.0%

China Petroleum and Chemical Corp.                       3,272,000   $  1,195,569
Explores, develops and produces crude oil and
natural gas in China
PTT Public Company Ltd.                                    208,000        783,466
Fully integrated state controlled oil and gas
company in Thailand
---------------------------------------------------------------------------------
                                                                     $  1,979,035
---------------------------------------------------------------------------------

PUBLISHING -- 2.4%

Hurriyet Gazetecilik ve Matbaacilik A.S                344,200,000   $    945,160
Turkish newspaper
---------------------------------------------------------------------------------
                                                                     $    945,160
---------------------------------------------------------------------------------

REAL ESTATE -- 2.0%

Consorcio ARA S.A. de C.V.(1)                              277,713   $    799,451
Mexican house builder
---------------------------------------------------------------------------------
                                                                     $    799,451
---------------------------------------------------------------------------------

RETAIL -- 1.9%

Wal-Mart de Mexico S.A                                     254,700   $    755,288
A major retailer in food, clothing, and other
merchandise, under a variety of store formats
---------------------------------------------------------------------------------
                                                                     $    755,288
---------------------------------------------------------------------------------

STEEL -- 4.7%

POSCO                                                        8,240   $  1,062,536
South Korean heavy steel producer
Tenaris SA ADR                                              23,721        776,863
Manufactures steel pipes for the oil and
gas industry
---------------------------------------------------------------------------------
                                                                     $  1,839,399
---------------------------------------------------------------------------------

TELEPHONE - INTEGRATED -- 11.0%

Chunghwa Telecom Co. Ltd.                                  724,000   $  1,248,276
Wireline and wireless telecom
Mobile Telesystems ADR                                      11,625      1,418,250
Provides telecommunication services including
Internet and network services in Russia
Shin Corp., Public Company Ltd.                            921,000        822,221
Thai media and telecom company
SK Telecom Co. Ltd., ADR                                    41,050        861,640
Wireline and wireless telecom
---------------------------------------------------------------------------------
                                                                     $  4,350,387
---------------------------------------------------------------------------------

TOBACCO -- 5.0%

British American Tobacco Malaysia Berhad                    74,600   $    991,395
Tobacco producers (part of BAT group)
Companhia Souza Cruz S.A                                   102,123        972,757
Tobacco producers (part of BAT group)
---------------------------------------------------------------------------------
                                                                     $  1,964,152
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $29,096,256)                                     $ 35,166,682
---------------------------------------------------------------------------------

PREFERRED STOCKS -- 3.7%

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
AUTOMOTIVE -- 2.0%

Hyundia Motor Co., Ltd.                                     37,900   $    783,912
Car manufacturer
---------------------------------------------------------------------------------
                                                                     $    783,912
---------------------------------------------------------------------------------

ELECTRIC - INTEGRATED -- 1.7%

Cia Energetica de Minas Gerais                          46,356,000   $    692,271
Electricity generator and distributor
---------------------------------------------------------------------------------
                                                                     $    692,271
---------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $1,272,541)                                      $  1,476,183
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT FUNDS -- 1.8%

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.8%

Novy Neft Ltd.(4)                                           47,861   $    699,967
Closed end investment vehicle allowing the fund
to buy local Gazprom shares
---------------------------------------------------------------------------------
                                                                     $    699,967
---------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS
   (IDENTIFIED COST $481,003)                                        $    699,967
---------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                               SHARES        VALUE
---------------------------------------------------------------------------------
OIL COMPANIES - EXPLORATION & PRODUCTION -- 0.0%
Teton Petroleum Co.(1)(4)                                   80,000   $          0
exercise price $6, expiration date 4/1/05
Russian oil exploration and production company
---------------------------------------------------------------------------------
                                                                     $          0
---------------------------------------------------------------------------------
TOTAL WARRANTS
   (IDENTIFIED COST $0)                                              $          0
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 94.6%
   (IDENTIFIED COST $30,849,800)                                     $ 37,342,832
---------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 5.4%                               $  2,117,281
---------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                 $ 39,460,113
---------------------------------------------------------------------------------

Company descriptions are unaudited.

ADR - American Depositary Receipt

GDR - Global Depository Receipt.

(1)  Non-income producing security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of the securities is $740,768 or 1.9% of the Portfolio's net assets.

(3)  Security subject to restriction on resale (See Note 8).

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

COUNTRY CONCENTRATION OF PORTFOLIO

                                   PERCENTAGE
COUNTRY                            OF NET ASSETS    VALUE
---------------------------------------------------------------
Republic of Korea                      17.0%        $ 6,700,759
South Africa                            9.8           3,874,106
Taiwan                                  9.8           3,871,830
Hong Kong                               8.2           3,221,045
Mexico                                  7.6           3,009,487
Thailand                                6.9           2,715,727
Russia                                  6.3           2,504,545
Malaysia                                6.3           2,471,058
Turkey                                  4.4           1,757,997
Brazil                                  4.2           1,665,028
India                                   4.0           1,590,349
Estonia                                 3.5           1,376,761
Indonesia                               2.3             891,450
Argentina                               2.0             776,863
Bermuda                                 1.8             699,967
United States                           0.5             215,860

                        SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value
   (identified cost, $30,849,800)                                             $ 37,342,832
Cash                                                                             2,177,459
Foreign currency, at value (identified cost, $57,341)                               57,225
Interest and dividends receivable                                                  100,144
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $ 39,677,660
------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                       $      1,685
Estimate reserve for capital gains taxes                                           177,393
Accrued expenses                                                                    38,469
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $    217,547
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $ 39,460,113
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $ 32,967,512
Net unrealized appreciation (computed on the basis of identified cost)           6,492,601
------------------------------------------------------------------------------------------
TOTAL                                                                         $ 39,460,113
------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $74,884)                                     $    613,923
Interest                                                                             4,079
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $    618,002
------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $    149,123
Administration fee                                                                  49,447
Trustees' fees and expenses                                                          4,997
Custodian fee                                                                       68,980
Legal and accounting services                                                       29,507
Miscellaneous                                                                          376
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $    302,430
------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $          5
------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $          5
------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $    302,425
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $    315,577
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $  3,035,113
   Foreign currency transactions                                                   (22,384)
------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $  3,012,729
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $ (4,838,005)
   Foreign currency                                                                   (988)
------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $ (4,838,993)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                              $ (1,826,264)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                    $ (1,510,687)
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED
INCREASE (DECREASE)                                    JUNE 30, 2004     YEAR ENDED
IN NET ASSETS                                          (UNAUDITED)       DECEMBER 31, 2003
------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $    315,577      $     316,375
   Net realized gain from investment
      and foreign currency transactions                       3,012,729          1,463,498
   Net change in unrealized
      appreciation (depreciation)
      from investments and foreign currency                  (4,838,993)         8,432,394
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ (1,510,687)     $  10,212,267
------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                           $ 13,868,288      $  19,496,054
   Withdrawals                                               (9,063,375)       (13,694,640)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                    $  4,804,913      $   5,801,414
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $  3,294,226      $  16,013,681
------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                     $ 36,165,887      $  20,152,206
------------------------------------------------------------------------------------------
AT END OF PERIOD                                           $ 39,460,113      $  36,165,887
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004         -----------------------------------------------------
                                          (UNAUDITED)             2003       2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily
  net assets):
   Net expenses                                       1.53%(1)      1.59%      1.44%      1.93%      1.69%       1.42%
   Net expenses after custodian fee
     reduction                                        1.53%(1)      1.59%      1.44%      1.69%      1.38%       1.35%
   Net investment income (loss)                       1.59%(1)      1.33%      0.57%      0.78%     (0.56)%      0.45%
Portfolio Turnover                                      28%           58%        76%       125%        65%         95%
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                      (3.08)%       47.68%      7.30%      1.03%        --          --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)         $ 39,460      $ 36,166   $ 20,152   $ 13,597   $ 14,859    $ 14,472
---------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio
   may reflect a voluntary reduction of
   the investment adviser fee and/or
   administration fee, a voluntary
   allocation of expenses to the
   Investment Adviser and/or Administrator,
   or both. Had such actions not been
   taken, the ratios would have been as
   follows:
Ratios (As a percentage of average daily
  net assets):
   Expenses                                                         1.62%      1.88%                 1.76%       2.42%
   Expenses after custodian fee reduction                           1.62%      1.88%                 1.45%       2.35%
   Net investment income (loss)                                     1.30%      0.13%                (0.63)%     (0.55)%
---------------------------------------------------------------------------------------------------------------------

(1)  Annualized.
(2) Total return is required to be disclosed for fiscals years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

   C FEDERAL TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2004, the Portfolio paid $54,828 in Thailand capital gains taxes pursuant to such requirements.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net realized appreciation on certain portfolio securities, the related tax rates and other such factors. As of June 30, 2004, the Portfolio had a reserve of $177,393 related to capital gains.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $149,123. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $49,447. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $15,450,870 and $10,147,017, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $ 30,849,800
   ----------------------------------------------------
   Gross unrealized appreciation           $  7,232,077
   Gross unrealized depreciation               (739,045)
   ----------------------------------------------------
   NET UNREALIZED APPRECIATION             $  6,493,032
   ----------------------------------------------------

   The net depreciation on foreign currency is $431.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2004, there were no obligations under these financial instruments outstanding.

8  RESTRICTED SECURITIES

   At June 30, 2004, the Portfolio owned the following security (representing 0.55% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The security is eligible for resale after November 12, 2004. The security is valued equal to the market value of freely tradable securities of the same class in the principal market in which such securities are normally traded, with no discount applied.

                          DATE OF
   DESCRIPTION            ACQUISITION   SHARES/FACE       COST     MARKET VALUE
   ----------------------------------------------------------------------------
   COMMON STOCKS

   Teton Petroleum Co.    10/29/02         88,106       $ 240,000    $ 215,860

EATON VANCE EMERGING MARKETS FUND
INVESTMENT MANAGEMENT

EATON VANCE EMERGING MARKETS FUND

     OFFICERS
     Thomas E. Faust Jr.
     President

     Duke E. Laflamme
     Vice President

     Thomas H. Luster
     Vice President

     George C. Pierides
     Vice President

     James L. O'Connor
     Treasurer

     Alan R. Dynner
     Secretary

     TRUSTEES

     James B. Hawkes

     Samuel L. Hayes, III

     William H. Park

     Ronald A. Pearlman

     Norton H. Reamer

     Lynn A. Stout

EMERGING MARKETS PORTFOLIO

     OFFICERS
     Hon. Robert Lloyd George
     President and Trustee

     James B. Hawkes
     Vice President and Trustee

     William Walter Raleigh Kerr
     Vice President and
     Assistant Treasurer

     Kristin S. Anagnost
     Treasurer

     Alan R. Dynner
     Secretary

     TRUSTEES
     Edward K.Y Chen

     Samuel L. Hayes, III

     William H. Park

     Ronald A. Pearlman

     Norton H. Reamer

     Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
                             LLOYD GEORGE MANAGEMENT
                                (BERMUDA) LIMITED
                            3808 ONE EXCHANGE SQUARE
                               CENTRAL, HONG KONG

            SPONSOR AND MANAGER OF EATON VANCE EMERGING MARKETS FUND
                 AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653


                        EATON VANCE EMERGING MARKETS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

132-8/04                                                                   EMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON VANCE EMERGING MARKETS
FUND)

By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 11, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ James L. O'Connor
       -----------------------
       James L. O'Connor
       Treasurer

Date:  August 11, 2004
       ---------------

By:    /S/ Thomas E. Faust
       -------------------
       Thomas E. Faust Jr.
       President


Date:  August 11, 2004
       ---------------